Share Capital and Other Equity Instruments (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Schedule of Changes in Issued and Outstanding Common Share or RSU or Warrants

Changes in the issued and outstanding common shares during the year ended December 31, 2021 and 2020 were as follows:

		2021		2020
	Number	Amount	Number	Amount
Balance - beginning of year	29,943,839	$977,261	23,313,164	$932,951
Issued to acquire assets	—	—	299,141	4,681
Exercise of stock options (note 19b)	—	—	5,391	167
Exercise of pre-funded warrants (note 19c)	—	—	557,894	2,624
Shares issued pursuant to a restricted share units plan (note 19b)	144	—	10,355	9,764
Shares issued for cash	—	—	5,757,894	27,074
Shares issued upon conversion of debt	1,098,577	2,588	—	—
Balance - end of year	31,042,560	$979,849	29,943,839	$977,261

Schedule of Changes in Number of Stock Options Outstanding and Weighted Average Exercise Price

For stock options having a CAD exercise price, the changes in the number of stock options outstanding during the years ended December 31, 2021 and 2020 were as follows:

		2021		2020		2019
		Weighted		Weighted		Weighted
		average		average		average
		exercise price		exercise price		exercise price
	Number	($)	Number	($)	Number	($)
Balance - beginning of year	2,485,555	$18.70	2,209,864	$38.72	21,625	$1,464.49
Granted	—	—	436,570	14.06	2,218,810	33.13
Forfeited	(1,321,651)	14.34	(153,982)	19.33	(16,774)	159.61
Exercised	—	—	(5,391)	15.21	—	—
Cancelled	—	—	—	—	(11,713)	1,237.94
Expired	(136,126)	40.70	(1,506)	2,462.46	(2,084)	1,176.20
Repriced - options before repricing	—	—	(1,929,685)	35.14	—	—
Repriced - options after repricing	—	—	1,929,685	15.21	—	—
Balance - end of year	1,027,778	$21.39	2,485,555	$18.70	2,209,864	$38.72

For options having a USD exercise price, the changes in the number of stock options outstanding during the years ended December 31, 2021 and 2020 were as follows:

		2021		2020
		Weighted		Weighted
		average		average
		exercise price		exercise price
	Number	(USD)	Number	(USD)
Balance - beginning of year	305,000	$4.70	—	$—
Granted	492,000	2.80	305,000	4.70
Forfeited	(38,000)	4.10	—	—
Expired	(10,000)	4.27	—	—
Balance - end of year	749,000	$3.49	305,000	$4.70

Summary of Weighted Average Inputs into Model and Resulting Grant Date Fair Values	The following Black-Scholes assumption were used:

Expected dividend rate	—
Expected volatility of share price	93.2%
Risk-free interest rate	0.4%
Expected life in years	6.3
Weighted average grant date incremental fair value	$1.55

The weighted average inputs into the model and the resulting grant date fair values during the years ended December 31, 2021, 2020 and 2019 were as follows:

	2021	2020	2019
Expected dividend rate	—	—	—
Expected volatility of share price	115.0%	100.5%	45.0%
Risk-free interest rate	1.21%	0.5%	1.4%
Expected life in years	6.7	6.7	7.2
Weighted average grant date fair value	$2.85	$8.66	$12.74

Schedule of Stock Options Issued and Outstanding by Range of Exercise Price

At December 31, 2021, stock options issued and outstanding denominated in CAD and USD by range of exercise price are as follows:

		Weighted average	Weighted		Weighted
Range of exercise		remaining	average		average
price for stock option	Number	contractual life	exercise price	Number	exercise price
issued in CAD	outstanding	(in years)	($)	exercisable	($)
$7.86-$11.99	30,000	7.7	$11.99	16,875	$11.99
$14.06	141,650	8.4	14.06	78,112	14.06
$15.21	800,778	7.4	15.21	522,862	15.21
$27.00-$2,220.00	55,350	7.3	134.61	54,985	130.88
	1,027,778	7.6	$21.39	672,834	$24.45
		Weighted average	Weighted		Weighted
Range of exercise		remaining	average		average
price for stock option	Number	contractual life	exercise price	Number	exercise price
issued in USD	outstanding	(in years)	(USD)	exercisable	(USD)
$2.17	349,000	9.8	$2.17	—	$—
$3.93-$5.34	380,000	9.1	4.31	192,500	4.34
$10.80	20,000	8.8	10.80	6,666	10.80
	749,000	9.4	$3.49	199,166	$4.55

Schedule of Total Share-Based Payments Expense

The total share-based payments compensation expense, comprising the above-mentioned expenses for stock options and RSU, has been included in the consolidated statements of operations for the years ended December 31, 2021, 2020 and 2019 as indicated in the following table:

	2021	2020	2019
Administration expenses	$3,760	$3,248	$14,315
Research and development expenses	936	2,430	2,836
Loss from discontinued operations	(444)	556	4,879
	$4,252	$6,234	$22,030

Restricted Stock Units
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Schedule of Changes in Issued and Outstanding Common Share or RSU or Warrants

Changes in the number of RSU outstanding during the years ended December 31, 2021, 2020 and 2019 were as follows:

	2021	2020	2019
Balance - beginning of year	4,216	17,565	18,299
Granted	—	—	12,564
Forfeited	(48)	(46)	(409)
Released	(144)	(10,355)	—
Paid in cash	(4,024)	(2,948)	(8,396)
Cancelled	—	—	(4,493)
Balance - end of year	—	4,216	17,565

Warrants
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Schedule of Changes in Issued and Outstanding Common Share or RSU or Warrants

The following table presents the number of warrants outstanding with an exercise price in CAD during the years ended December 31, 2021 and 2020:

	2021		2020
		Weighted		Weighted
		average		average
		exercise price		exercise price
	Number	($)	Number	($)
Balance of warrants - end of year	172,735	$84.33	172,735	$84.33

The following table presents the changes in the number of warrants outstanding with an exercise price in USD during the years ended December 31, 2021 and 2020:

	2021		2020
		Weighted		Weighted
		average		average
		exercise price		exercise price
	Number	(USD)	Number	(USD)
Balance of warrants - beginning of year	7,894,734	$5.50	—	$—
Issued for cash	—	—	6,873,682	5.05
Issued for no consideration	—	—	1,578,946	5.50
Exercised	—	—	(557,894)	—
Balance of warrants - end of year	7,894,734	$5.50	7,894,734	$5.50

Schedule of Warrants Outstanding, Exercise Price, Expiry Rate and Overall Weighted Average Exercise Price

The warrants outstanding as at December 31, 2021, their exercise price in CAD or in USD, expiry rate and the overall weighted average exercise price in both currency are as follows:

	Number	Expiry date	Exercise price (CAD)
	4,000	January 2023	$3,000.00
	168,735	April 2027	15.21
Warrants outstanding with an exercise price in CAD	172,735		$84.33
	Number	Expiry date	Exercise price (USD)
Warrants outstanding with an exercise price in USD	7,894,734	November 2025	$5.50